Provisions - Summary Of Changes In Provisions On Guarantees (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance		₩ 545,865
Changes in provisions for payment guarantee [Abstract]
Ending balance		806,031		$ 624,346	₩ 545,865
Provision for guarantee
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance		76,508	[1]		74,866		₩ 89,592
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss		0			0		0
Transfer to expected credit loss for the entire period		0			0		0
Transfer to credit-impaired financial assets		0			0		0
Provisions used		0			0		(6,964)
Net provision (reversal) of unused amount		3,555			7,611		(10,701)
Others	[2]	640			(5,969)		2,939
Ending balance		80,703	[1]		76,508	[1]	74,866
Provision for guarantee | Stage 1
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance		44,496			52,830		64,804
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss		20,503			1,206		2,146
Transfer to expected credit loss for the entire period		(453)			(119)		(162)
Transfer to credit-impaired financial assets		(4)			(3)		(3)
Provisions used		0			0		(6,964)
Net provision (reversal) of unused amount		5,492			(3,449)		(9,929)
Others	[2]	644			(5,969)		2,938
Ending balance		70,678			44,496		52,830
Provision for guarantee | Stage 2
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance		24,327			15,269		16,745
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss		(20,503)			(1,206)		(2,144)
Transfer to expected credit loss for the entire period		453			119		193
Transfer to credit-impaired financial assets		(3)			(338)		(162)
Provisions used		0			0		0
Net provision (reversal) of unused amount		(1,470)			10,483		636
Others	[2]	(4)			0		1
Ending balance		2,800			24,327		15,269
Provision for guarantee | Stage 3
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance		7,685			6,767		8,043
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss		0			0		(2)
Transfer to expected credit loss for the entire period		0			0		(31)
Transfer to credit-impaired financial assets		7			341		165
Provisions used		0			0		0
Net provision (reversal) of unused amount		(467)			577		(1,408)
Others	[2]	0			0		0
Ending balance		₩ 7,225			₩ 7,685		₩ 6,767

[1]	Provisions for guarantees includes provision for financial guarantee of 47,969 million Won and 50,125 million Won as of December 31, 2022 and 2023, respectively.
[2]	Recognized as a result of new financial guarantee contract valued at initial fair value.